RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group
Shenzhen Hanmo Investment Fund Partnership LLP (“Hanmo”)	Hotel related fund	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group

Schedule of amounts due from related parties

	As of December 31,
	2017	2018
Sheen Star	39	44
CREATER	27	40
Ctrip	32	34
Cjia Group	15	23
Hanmo	—	22
Accor	2	2
Others	3	11
Total	118	176

Schedule of amounts due to related party

	As of December 31,
	2017	2018
Ctrip	29	25
China Hospitality JV	—	25
Accor	7	8
Cjia Group	—	7
Others	1	10
Total	37	75

Schedule of significant related party transactions

	Years Ended December 31,
	2016	2017	2018
Commission expenses to Ctrip	44	77	61
Lease expenses to Ctrip	—	—	18
Brand use fee, reservation fee and other related service fee to Accor	6	11	18
Marketing and training fee from Ctrip	13	24	12
Service fee from Accor	4	8	14
Service fee from China Hospitality JV	—	—	10
Service fee from Sheen Star	—	—	2
Goods sold and service provided to Cjia Group	0	8	30
Interest income from Sheen Star	2	—	—
Interest income from Hanmo	—	—	7
Interest income from CREATER	—	—	10
Loan payment to Sheen Star	35	—	—
Loan payment to Cjia Group	—	85	—
Loan payment to CREATER	—	27	—
Loan from Cjia Group	—	—	103